SCHEDULE OF LEASE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use Assets
Interest on lease liabilities (per ASC 842)	$ 66	$ 77	$ 88
Operating lease expense (per ASC 842)	828	775	691
Short-term lease expense (other than ASC 842)	20	4	6
Total lease expense	$ 848	$ 779	$ 697